UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number  811-9651
                                    811-9735

Name of Fund:  BlackRock Focus Twenty Fund
               Master Focus Twenty Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Focus Twenty Fund and Master Focus Twenty Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/2006

Date of reporting period: 06/01/2006 - 08/31/2006

Item 1 -  Schedule of Investments


BlackRock Focus Twenty Fund, Inc.

Schedule of Investments as of August 31, 2006

                                   Beneficial
	                             Interest	  Mutual Funds	                                                          Value
	                   $    1,640,036,975     Master Focus Twenty Trust                                        $   80,587,396

		                                  Total Investments
	                                          (Cost - $74,070,041) - 100.2%	                                       80,587,396
		                                  Liabilities in Excess of Other Assets - (0.2%)                        (128,139)
			                                                                                           --------------
		                                  Net Assets - 100.0%	                                           $   80,459,257
                                                                                                                   ==============


Master Focus Twenty Trust

Schedule of Investments as of August 31, 2006                                                                   (in U.S. dollars)

                                              Shares
Country         Industry                        Held    Common Stocks                                                    Value
India - 3.5%    IT Services - 3.5%            62,800    Infosys Technologies Ltd.                                  $    2,816,580

                                                        Total Common Stocks in India                                    2,816,580


United States - Aerospace & Defense -        123,600    BE Aerospace, Inc. (a)                                          2,949,096
95.1%           7.4%                          36,000    Lockheed Martin Corp.                                           2,973,600
                                                                                                                   --------------
                                                                                                                        5,922,696

                Capital Markets - 3.6%       178,700    The Charles Schwab Corp.                                        2,914,597

                Communications               130,000    Cisco Systems, Inc. (a)                                         2,858,700
                Equipment - 7.1%             127,600    Corning, Inc. (a)                                               2,837,824
                                                                                                                   --------------
                                                                                                                        5,696,524

                Construction &                36,800    Jacobs Engineering Group, Inc. (a)                              3,204,912
                Engineering - 4.0%

                Electrical Equipment -        37,000    Emerson Electric Co.                                            3,039,550
                7.5%                          64,600    Roper Industries, Inc.                                          2,996,148
                                                                                                                   --------------
                                                                                                                        6,035,698

                Energy Equipment &            35,700    Baker Hughes, Inc.                                              2,541,126
                Services - 13.0%              61,300    Grant Prideco, Inc. (a)(e)                                      2,545,789
                                              42,700    National Oilwell Varco, Inc. (a)                                2,788,310
                                              42,900    Schlumberger Ltd.                                               2,629,770
                                                                                                                   --------------
                                                                                                                       10,504,995

                Food & Staples                85,000    CVS Corp.                                                       2,851,750
                Retailing - 3.5%

                Food Products - 3.8%          54,900    Bunge Ltd.                                                      3,093,066

                Health Care Providers &       44,100    Medco Health Solutions, Inc. (a)                                2,794,617
                Services - 10.5%              59,500    Sierra Health Services, Inc. (a)                                2,552,550
                                              39,900    WellPoint, Inc. (a)                                             3,088,659
                                                                                                                   --------------
                                                                                                                        8,435,826

                Health Care                   67,000    Cerner Corp. (a)                                                3,086,020
                Technology - 3.8%

                Hotels, Restaurants &         77,900    Starbucks Corp. (a)                                             2,415,679
                Leisure - 3.0%

                Household Products - 3.9%     51,000    The Procter & Gamble Co.                                        3,156,900

                IT Services - 3.8%            43,800    Cognizant Technology Solutions Corp. (a)                        3,062,058

                Internet Software &            7,450    Google, Inc. Class A (a)                                        2,820,049
                Services - 7.2%              102,800    Yahoo!, Inc. (a)                                                2,962,696
                                                                                                                   --------------
                                                                                                                        5,782,745

                Machinery - 6.4%              56,500    ITT Corp.                                                       2,765,675
                                              72,700    Trinity Industries, Inc.                                        2,425,272
                                                                                                                   --------------
                                                                                                                        5,190,947

                Metals & Mining - 3.6%        32,000    Phelps Dodge Corp.                                              2,864,000

                Oil, Gas & Consumable         42,000    Valero Energy Corp.                                             2,410,800
                Fuels - 3.0%

                                                        Total Common Stocks in the United States                       76,629,213

                                                        Total Common Stocks
                                                        (Cost - $72,928,438) - 98.6%                                   79,445,793



                                          Beneficial
                                            Interest    Short-Term Securities
                                      $    3,604,725    Merrill Lynch Liquidity Series, LLC
                                                        Cash Sweep Series I, 5.11% (b)(c)                               3,604,725
                                           1,618,500    Merrill Lynch Liquidity Series, LLC
                                                        Money Market Series, 5.33% (b)(c)(d)                            1,618,500

                                                        Total Short-Term Securities
                                                        (Cost - $5,223,225) - 6.5%                                      5,223,225

                                                        Total Investments
                                                        (Cost - $78,151,663*) - 105.1%                                 84,669,018
                                                        Liabilities in Excess of Other Assets - (5.1%)                (4,081,622)
                                                                                                                   --------------
                                                        Net Assets - 100.0%                                        $   80,587,396
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of August 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $    78,151,663
                                                    ===============
    Gross unrealized appreciation                   $     8,279,635
    Gross unrealized depreciation                       (1,762,280)
                                                    ---------------
    Net unrealized appreciation                     $     6,517,355
                                                    ===============


(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series, LLC
    Cash Sweep Series I                   $    2,190,524        $    64,471
    Merrill Lynch Liquidity Series, LLC
    Money Market Series                   $  (1,723,900)        $    14,440


(c) Represents the current yield as of August 31, 2006.

(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

  o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
          (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Focus Twenty Fund and Master Focus Twenty Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Focus Twenty Fund and Master Focus Twenty Trust


Date:  October 19, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Focus Twenty Fund and Master Focus Twenty Trust


Date:  October 19, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Focus Twenty Fund and Master Focus Twenty Trust


Date:  October 19, 2006